Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2017	36,821,969	$0.41	5.94	$301,273
Exercisable January 1, 2017	36,771,969	$0.41	5.94	$299,273
Canceled	-
Granted	2,161,458
Exercised	(770,000)	-
Forfeited	-
Outstanding December 31, 2017	38,213,427	$0.41	5.23	$562,456
Exercisable December 31, 2017	36,213,427	$0.41	4.98	$562,456
Canceled	(350,000)
Granted	1,833,334
Exercised	(156,997)	-
Forfeited	(43,003)
Outstanding September 30, 2018	39,496,761	$0.41	4.64	$986,808
Exercisable September 30, 2018	36,580,097	$0.41	4.28	$963,475

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2016	34,167,354	$0.47	6.57	$974,066
Exercisable January 1, 2016	34,167,354	$0.47	6.57	$974,066
Canceled	-
Granted	6,156,580
Exercised	-
Forfeited	(3,501,965)
Outstanding December 31, 2016	36,821,969	$0.41	5.94	$301,273
Exercisable December 31, 2016	36,771,969	$0.41	5.94	$299,273
Canceled	-
Granted	2,161,458
Exercised	(770,000)
Forfeited	-
Outstanding December 31, 2017	38,213,427	$0.41	5.23	$562,456
Exercisable December 31, 2017	36,213,427	$0.41	4.98	$562,456

Schedule of Non-Vested Shares Granted Under Stock Option Plan

A summary of the Company’s non-vested options for the year ended December 31, 2017, and nine-months ended September 30, 2018, are presented below:

Non-vested at January 1, 2017	50,000
Granted	2,161,458
Vested	(211,458)
Canceled	-
Non-vested at December 31, 2017	2,000,000
Granted	1,833,334
Vested	(566,670)
Canceled	(350,000)
Non-vested at September 30, 2018	2,916,664

A summary of the Company’s non-vested options for the years ended December 31, 2017 and year ended December 31, 2016 are presented below:

Non-vested at January 1, 2016	-
Granted	6,156,580
Vested	(6,106,580)
Forfeited	-
Non-vested at December 31, 2016	50,000
Granted	2,161,458
Vested	(211,458)
Forfeited	-
Non-vested at December 31, 2017	2,000,000

Schedule of Fair Value Assumptions

The range of fair value assumptions related to options issued were as follows for the:

	Nine-months ended September 30, 2018	Year ended December 31, 2017
Dividend yield	0.0%	0.0%
Risk-free rate	2.38% - 2.80%	1.89% - 2.26%
Expected volatility	217% - 226%	221% - 232%
Expected term	3 - 7 years	5 - 7 years

The range of fair value assumptions related to options issued outstanding were as follows for the years ended December 31:

	2017	2016
Dividend yield	0.0%	0.0%
Risk-free rate	1.89% - 2.26%	0.80% - 1.03%
Expected volatility	221% - 232%	141% - 225%
Expected term	5 - 7 years	5 years

Schedule of Recognized Stock Based Compensation Expense

The Company recognized stock-based compensation expense related to options during the:

	Nine-months ended September 30
	2018		2017
	Number	Amount	Number	Amount

Employee compensation	450,000	$156,875	-	$-
Compensation for outside services	375,000	76,250	50,000	3,500
Director compensation	-	-	161,458	25,000

Total	825,000	$233,125	211,458	$28,500

The Company recognized stock based compensation expense related to options during the:

	Years ended December 31
	2017		2016
	Number	Amount	Number	Amount

In lieu of accrued salaries	-	$-	3,796,385	$227,784
In lieu of accrued fees for outside services	-	-	1,107,417	66,445
Compensation for outside services	50,000	3,500	50,000	3,500
Employee compensation (unvested)	2,000,000	33,271	-	-
Director compensation	161,458	25,000	1,152,778	79,167

Total	2,211,458	$61,771	6,106,580	$376,896